Summary of Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Basis Of Presentation [Abstract]
Cash and cash equivalents maturity period	3 months
Cash equivalents	$ 0	$ 0
Depletion base on expected production, years	10 years
Expected life of mine properties	10 years
Impairment loss	$ 0
Aggregate deemed cost of investments for which deemed cost is fair value	$ 0	$ 4,005,000